Earnings Per Share (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit which was used to calculate diluted earnings per share		$ 70,924	$ 24,749	$ 11,217
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	[1]	123,861,293	99,978,133	98,108,669

[1]	The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 16